Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Series A Convertible Preferred Shares	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit
Balance at Dec. 31, 2018	$ 211,377	$ 211,377
Balance, Shares at Dec. 31, 2018		91,600,398
Balance at Dec. 31, 2018	(386,706)		$ 21	$ 39,542	$ (426,269)
Balance, Shares at Dec. 31, 2018			68,487,948
Issuance of ordinary shares	76,508		$ 26	76,482
Issuance of ordinary shares, Shares			85,058,784
Conversion of convertible preferred stock into ordinary shares	211,377		$ 27	211,350
Conversion of convertible preferred shares into ordinary shares, Shares		(91,600,398)
Conversion of convertible preferred shares into ordinary shares		$ (211,377)
Conversion of convertible preferred shares into ordinary shares, Shares			91,600,398
Conversion of convertible notes and accrued interest into ordinary shares	175,210		$ 52	175,158
Conversion of convertible notes and accrued interest into ordinary shares, Shares			175,210,373
Exercise of share options	43			43
Exercise of share options, Shares			42,304
Share-based compensation expense	2,321			2,321
Reclassification of warrant liability to equity	400			400
Net loss	(75,458)				(75,458)
Balance at Sep. 30, 2019	3,695		$ 126	505,296	(501,727)
Balance, Shares at Sep. 30, 2019			420,399,807
Balance at Dec. 31, 2018	211,377	$ 211,377
Balance, Shares at Dec. 31, 2018		91,600,398
Balance at Dec. 31, 2018	(386,706)		$ 21	39,542	(426,269)
Balance, Shares at Dec. 31, 2018			68,487,948
Net loss	(71,728)
Balance at Dec. 31, 2019	17,267		$ 131	515,133	(497,997)
Balance, Shares at Dec. 31, 2019			436,720,810
Issuance of ordinary shares	20,644		$ 47	20,597
Issuance of ordinary shares, Shares			157,538,460
Ordinary share issued under share incentive plan upon vesting of restricted stock units	1		$ 1
Ordinary Share Issued Under Share Incentive Plan Upon Vesting Of Restricted Stock Units , Shares			2,290,440
Issuance of commitment shares	368			368
Issuance of commitment shares , Shares			2,203,812
Share-based compensation expense	3,113			3,113
Net loss	(39,119)				(39,119)
Balance at Sep. 30, 2020	$ 2,274		$ 179	$ 539,211	$ (537,116)
Balance, Shares at Sep. 30, 2020			598,753,522